RELATED PARTIES (Details Narrative) - USD ($)		12 Months Ended
	Jun. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015
Related Party Transaction [Line Items]
Rent expense		$ 420,000
Purchase of grains		67,042,000	$ 147,284,000	$ 207,188,000
Account payable due		5,545	1,891
Share based compensation expense		522,000	169,000	125,000
Total outstanding consideration payable		9,480,000	8,840,000
Lighthouse Capital Limited [Member]
Related Party Transaction [Line Items]
Consideration paid for business combination				$ 8,000,000
Interest accruing rate	8.00%
Total outstanding consideration payable		9,480,000	8,840,000
Non Executive Members [Member]
Related Party Transaction [Line Items]
Share based compensation expense		312,000
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables		1,195,000	1,358,000
Loan from related party		$ 7,715,000	$ 1,486,000
Forafic Maroc [Member]
Related Party Transaction [Line Items]
Ownership percent					100.00%